Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended		13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended
	Nov. 30, 2023	Nov. 29, 2023	Aug. 31, 2022	Aug. 17, 2022	Dec. 31, 2023	Sep. 30, 2022	Jan. 31, 2024	Oct. 31, 2022	Feb. 29, 2024	Nov. 30, 2022	Mar. 31, 2024	Dec. 31, 2022	Apr. 30, 2024	Jan. 31, 2023	May 31, 2024	Feb. 28, 2023	Jun. 30, 2024	Mar. 31, 2023	Jul. 31, 2024	Apr. 30, 2023	Aug. 31, 2024	May 31, 2023	Sep. 30, 2024	Jun. 30, 2023	Oct. 31, 2024	Jul. 31, 2023	Nov. 30, 2024	Aug. 31, 2023	Dec. 31, 2024	Sep. 30, 2023	Jan. 31, 2025	Oct. 31, 2023	Feb. 28, 2025	Nov. 30, 2023	Mar. 31, 2025	Dec. 31, 2023	Apr. 30, 2025	Jan. 31, 2024	May 31, 2025	Feb. 29, 2024	Jun. 30, 2025	Mar. 31, 2024	Jul. 31, 2025	Apr. 30, 2024	Aug. 31, 2025	May 31, 2024	Sep. 30, 2025	Jun. 30, 2024	Oct. 31, 2025	Jul. 31, 2024	Nov. 30, 2025	Aug. 31, 2024	Dec. 31, 2025	Sep. 30, 2024	Jan. 31, 2026	Oct. 31, 2024	Feb. 28, 2026	Nov. 30, 2024	Mar. 31, 2026	Dec. 31, 2024	Apr. 30, 2026	Jan. 31, 2025	May 31, 2026	Feb. 28, 2025	Jun. 30, 2026	Mar. 31, 2025	Jul. 31, 2026	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026
Aztlan Global Stock Selection DM SMID ETF
Account Value [Line Items]
Accumulated Value			$ 9,646	$ 10,000		$ 9,040		$ 9,668		$ 10,315		$ 9,858		$ 10,601		$ 10,220		$ 10,275		$ 10,165		$ 9,828		$ 10,515		$ 11,080		$ 10,558		$ 9,888		$ 9,441		$ 10,341		$ 10,957		$ 10,954		$ 10,889		$ 10,802		$ 10,563		$ 11,007		$ 10,760		$ 11,147		$ 11,749		$ 12,348		$ 11,673		$ 12,488		$ 11,719		$ 12,251		$ 11,960		$ 11,696		$ 12,222	$ 13,130	$ 13,835	$ 14,018	$ 14,495	$ 14,460	$ 14,267	$ 14,487	$ 14,638	$ 15,201	$ 15,991	$ 14,671	$ 16,444	$ 16,654	$ 17,074	$ 16,612
Aztlan North America Nearshoring Stock Selection ETF
Account Value [Line Items]
Accumulated Value	$ 10,141	$ 10,000			$ 11,023		$ 10,612		$ 10,782		$ 10,984		$ 10,016		$ 10,411		$ 10,303		$ 11,101		$ 11,118		$ 11,346		$ 11,067		$ 11,772		$ 10,333		$ 10,811		$ 10,721		$ 10,171		$ 10,146		$ 10,844		$ 10,973		$ 10,701		$ 10,937		$ 11,648		$ 12,565		$ 11,957		$ 11,699		$ 12,657		$ 12,871		$ 12,387		$ 15,106		$ 16,851		$ 17,424		$ 15,616
Solactive Aztlan Global Developed Markets SMID Cap Index
Account Value [Line Items]
Accumulated Value			9,677	10,000		9,070		9,734		10,389		9,934		10,671		10,300		10,381		10,288		9,968		10,711		11,303		10,798		10,123		9,666		10,593		11,240		11,239		11,216		11,194		10,972		11,469		11,198		11,610		12,269		12,917		12,241		13,151		12,347		12,918		12,622		12,360		12,925	13,919	14,679	14,888	15,424	15,393	15,199	15,478	15,650	16,263	17,122	15,721	17,638	17,902	18,372	17,887
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	10,041	10,000	9,260	10,000	10,497	8,407	10,673	9,088	11,243	9,596	11,605	9,043	11,131	9,611	11,683	9,377	12,102	9,721	12,250	9,873	12,547	9,915	12,815	10,571	12,698	10,910	13,444	10,737	13,123	10,225	13,489	10,010	13,313	10,924	12,563	11,420	12,478	11,612	13,263	12,232	13,937	12,626	14,250	12,110	14,539	12,710	15,070	13,166	15,423	13,327	15,460	13,650	15,470	13,941	15,694	13,815	15,575	14,626	14,799	14,277	16,352	14,675	17,213	14,483	17,049	13,667	17,038	13,575	14,429	15,163	15,503	15,817	16,395	16,779	16,820	16,830	17,074	16,944	16,101	17,790	18,726	18,548	18,536
MSCI World SMID Cap Index Gross Total Return
Account Value [Line Items]
Accumulated Value			$ 9,386	$ 10,000		$ 8,428		$ 9,058		$ 9,692		$ 9,382		$ 10,210		$ 9,971		$ 9,806		$ 9,829		$ 9,537		$ 10,134		$ 10,599		$ 10,216		$ 9,719		$ 9,168		$ 10,067		$ 10,902		$ 10,697		$ 11,083		$ 11,523		$ 10,993		$ 11,399		$ 11,207		$ 11,838		$ 12,041		$ 12,309		$ 11,989		$ 12,736		$ 12,001		$ 12,466		$ 12,199		$ 11,801		$ 11,914	$ 12,591	$ 13,123	$ 13,259	$ 13,771	$ 13,968	$ 13,978	$ 14,147	$ 14,274	$ 14,898	$ 15,493	$ 14,317	$ 15,524	$ 16,026	$ 16,165	$ 16,004
Aztlan North America Nearshoring Price Return Index
Account Value [Line Items]
Accumulated Value	$ 10,133	$ 10,000			$ 11,038		$ 10,633		$ 10,812		$ 11,025		$ 10,059		$ 10,462		$ 10,363		$ 11,174		$ 11,256		$ 11,504		$ 11,226		$ 11,951		$ 10,497		$ 11,000		$ 10,911		$ 10,365		$ 10,348		$ 11,069		$ 11,223		$ 10,949		$ 11,215		$ 11,956		$ 12,907		$ 12,290		$ 12,035		$ 13,032		$ 13,262		$ 12,769		$ 15,585		$ 17,403		$ 18,054		$ 15,414